Trade Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes	¥ 18,476	¥ 15,461
Accounts	619,321	606,010
Trade Accounts And Notes Receivable Gross Current, Total	637,797	621,471
Less allowance for doubtful receivables	(12,122)	(12,730)
Trade receivables, net (Note 3)	¥ 625,675	¥ 608,741